UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-22870

Investment Company Act file number

Stone Ridge Trust II

(Exact name of registrant as specified in charter)

510 Madison Avenue, 21st Floor

New York, New York 10022

(Address of principal executive offices) (Zip code)

Stone Ridge Asset Management LLC

510 Madison Avenue, 21st Floor

New York, New York 10022

(Name and address of agent for service)

(855)-609-3680

Registrant’s telephone number, including area code

Date of fiscal year end: October 31, 2018

Date of reporting period: April 30, 2018

Item 1.	Reports to Stockholders.

Semi-Annual Report

April 30, 2018

Unaudited

Stone Ridge Reinsurance Risk Premium Interval Fund

ALLOCATION OF PORTFOLIO HOLDINGS AT APRIL 30, 2018 (Unaudited)

STONE RIDGE REINSURANCE RISK PREMIUM INTERVAL FUND PORTFOLIO ALLOCATION BY YEAR OF SCHEDULED MATURITY

2018	$109,702,077	1.8%

2019	166,647,111	2.7%

2020	231,651,576	3.8%

2021	197,154,535	3.2%

2022	191,016,902	3.1%

2023	183,122,570	3.0%

2024	5,691,243	0.1%

2025	13,444,717	0.2%

2026	3,176,311	0.1%

2034	3,164,072	0.1%

Not Applicable(1)	4,636,212,984	76.6%

Other(2)	316,830,845	5.3%
	$6,057,814,943

(1)	Preference shares and private fund units do not have maturity dates.
(2)	Cash, cash equivalents, short-term investments and other assets less liabilities.

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.

Stone Ridge Funds	Semi-Annual Report	April 30, 2018

Consolidated Schedule of Investments	as of April 30, 2018 (Unaudited)

STONE RIDGE REINSURANCE RISK PREMIUM INTERVAL FUND

	PRINCIPAL AMOUNT	FAIR VALUE
EVENT LINKED BONDS - 10.2%

China (a) - 0.0%

Earthquake (a) - 0.0%
Panda Re 2015-1 (T-BILL 3MO + 4.050%), 06/30/2018 (b)(c)(d)(e)(f) (Cost: $2,935,000; Acquisition Date: 06/26/2015)	$2,935,000	$2,930,063

Global - 4.5%

Mortality/Longevity - 0.1%
Chesterfield 2014-1 4.500%, 12/15/2034 (d)(e)(f) (Cost: $3,191,760; Acquisition Date: 12/11/2014)	3,191,760	3,164,072
IBRD CAR 111-Class A (6 Month LIBOR USD + 6.900%), 07/15/2020 (b)(c)(d)(e)(f) (Cost: $5,034,000; Acquisition Date: 06/28/2017)	5,034,000	5,056,854
IBRD CAR 112-Class B (6 Month LIBOR USD + 11.500%), 07/15/2020 (b)(c)(d)(e)(f) (Cost: $629,000; Acquisition Date: 06/28/2017)	629,000	628,566

		8,849,492

Multiperil - 3.5%
Atlas IX 2015-1 (3 Month LIBOR USD + 7.830%), 01/07/2019 (b)(c)(d)(f) (Cost: $10,093,049; Original Acquisition Date: 02/05/2015)	10,081,000	9,225,627
Atlas IX 2016-1 (3 Month LIBOR USD + 7.370%), 01/08/2020 (b)(c)(d)(f) (Cost: $20,597,762; Original Acquisition Date: 02/15/2017)	19,802,000	19,402,990
Galilei Re 2017-1 Class A-2 (6 Month LIBOR USD + 13.880%), 01/08/2018 (b)(c)(d)(f) (Cost: $5,250,000; Acquisition Date: 12/21/2016)	5,250,000	5,232,938
Galilei Re 2017-1 Class C-2 (6 Month LIBOR USD + 6.530%), 01/08/2018 (b)(c)(d)(f) (Cost: $16,000,000; Acquisition Date: 12/21/2016)	16,000,000	16,186,400
Galilei Re 2017-1 Class D-2 (6 Month LIBOR USD + 5.450%), 01/08/2018 (b)(c)(d)(f) (Cost: $8,000,000; Acquisition Date: 12/21/2016)	8,000,000	8,093,200
Galileo Re 2016-1 Class A (T-BILL 3MO + 13.510%), 01/08/2019 (b)(c)(d)(f) (Cost: $4,382,000; Acquisition Date: 01/20/2016)	4,382,000	4,379,590

	PRINCIPAL AMOUNT	FAIR VALUE
Multiperil - 3.5% (continued)
Galileo Re 2016-1 Class B (T-BILL 3MO + 8.940%), 01/08/2019 (b)(c)(d)(f) (Cost: $4,382,000; Acquisition Date: 01/20/2016)	$4,382,000	$4,348,478
Galileo Re 2016-1 Class C (T-BILL 3MO + 6.870%), 01/08/2019 (b)(c)(d)(f) (Cost: $4,383,000; Acquisition Date: 01/20/2016)	4,383,000	4,368,974
Galileo Re 2017-1 Class B (6 Month LIBOR USD + 17.500%), 11/06/2020 (b)(c)(d)(f) (Cost: $1,676,000; Acquisition Date: 10/30/2017)	1,676,000	1,707,174
Kendall Re 2018-1 Class A (3 Month LIBOR USD + 5.250%), 05/06/2021 (b)(c)(d)(f) (Cost: $1,604,000; Acquisition Date: 04/19/2018)	1,604,000	1,604,160
Kilimanjaro Re 2015-1 Class E (T-BILL 3MO + 6.750%), 12/06/2019 (b)(c)(d)(f) (Cost: $2,987,199; Acquisition Date: 05/06/2016)	2,966,000	2,967,186
Kilimanjaro Re II 2017-1 Class A-1 (6 Month LIBOR USD + 9.490%), 04/20/2018 (b)(c)(d)(f) (Cost: $13,834,000; Acquisition Date: 04/06/2017)	13,834,000	13,948,822
Kilimanjaro Re II 2017-1 Class B-1 (6 Month LIBOR USD + 7.140%), 04/20/2018 (b)(c)(d)(f) (Cost: $27,664,209; Original Acquisition Date: 04/06/2017)	27,591,000	27,894,501
Kilimanjaro Re II 2017-1 Class C-1 (6 Month LIBOR USD + 5.720%), 04/20/2018 (b)(c)(d)(f) (Cost: $21,360,633; Original Acquisition Date: 04/06/2017)	21,304,000	21,662,972
Kilimanjaro Re II 2017-2 Class A-2 (6 Month LIBOR USD + 9.490%), 04/20/2018 (b)(c)(d)(f) (Cost: $5,929,000; Acquisition Date: 04/06/2017)	5,929,000	5,969,317
Kilimanjaro Re II 2017-2 Class B-2 (6 Month LIBOR USD + 7.140%), 04/20/2018 (b)(c)(d)(f) (Cost: $8,893,000; Acquisition Date: 04/06/2017)	8,893,000	9,002,384
Kilimanjaro Re II 2017-2 Class C-2 (6 Month LIBOR USD + 5.720%), 04/20/2018 (b)(c)(d)(f) (Cost: $6,640,000; Acquisition Date: 04/06/2017)	6,640,000	6,791,392

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2018

Consolidated Schedule of Investments	as of April 30, 2018 (Unaudited)

STONE RIDGE REINSURANCE RISK PREMIUM INTERVAL FUND

	PRINCIPAL AMOUNT	FAIR VALUE
Multiperil - 3.5% (continued)
Loma Re 2013-1 Class C (T-BILL 3MO + 3.000%), 07/09/2018 (b)(c)(d)(f) (Cost: $1,739,000; Acquisition Date: 12/20/2013)	$1,739,000	$965,145
Queen Street XII (6 Month LIBOR USD + 5.250%), 01/08/2020 (b)(c)(d)(f) (Cost: $6,537,000; Acquisition Date: 05/13/2016)	6,537,000	6,616,425
Resilience Re Series 1711A 1.901%, 12/31/2019 (b)(c)(d)(e)(g)(h) (Cost: $23,780,340; Acquisition Date: 02/06/2017)	25,000,000	18,567,086
Resilience Re Series 1741A 2.869%, 06/30/2018 (b)(c)(d)(e)(g)(h) (Cost: $2,867,347; Acquisition Date: 04/10/2017)	75,000,000	3,217,694
Resilience Re Series 1811A 7.156%, 01/08/2019 (b)(c)(d)(e)(g)(h) (Cost: $4,394,298; Acquisition Date: 02/15/2018)	4,675,000	4,411,535
Resilience Re Series 1841A 10.059%, 04/08/2019 (b)(c)(d)(e)(g)(h) (Cost: $18,152,939; Acquisition Date: 04/04/2018)	20,000,000	18,092,669

		214,656,659

Other - 0.8%
Horse Capital I DAC Class A (3 Month EURIBOR + 4.000%), 06/15/2020 (b)(c)(d)(f) (Cost: $6,052,186; Acquisition Date: 12/14/2016)	EUR 5,750,000	6,974,936
Horse Capital I DAC Class B (3 Month EURIBOR + 6.250%), 06/15/2020 (b)(c)(d)(f) (Cost: $4,736,493; Acquisition Date: 12/14/2016)	4,500,000	5,460,004
Horse Capital I DAC Class C (3 Month EURIBOR + 12.000%), 06/15/2020 (b)(c)(d)(f) (Cost: $22,344,602; Original Acquisition Date: 12/14/2016)	20,500,000	24,927,816
Operational Re 5.500%, 04/08/2021 (b)(d)(e)(f) (Cost: $10,043,897; Acquisition Date: 05/19/2016)	CHF 9,953,000	10,146,026

		47,508,782

Windstorm - 0.1%
IBRD CAR 114-Class B (6 Month LIBOR USD + 9.300%), 12/20/2019 (b)(c)(d)(f) (Cost: $2,116,000; Acquisition Date: 07/24/2017)	$2,116,000	2,097,696

	PRINCIPAL AMOUNT	FAIR VALUE
Windstorm - 0.1% (continued)
IBRD CAR 115-Class C (6 Month LIBOR USD + 5.900%), 05/19/2020 (b)(c)(d)(f) (Cost: $1,481,000; Acquisition Date: 07/24/2017)	$1,481,000	$1,464,635
Queen Street X (T-BILL 3MO + 5.750%), 06/08/2018 (b)(c)(d)(f) (Cost: $1,721,000; Acquisition Date: 03/25/2015)	1,721,000	1,723,840

		5,286,171

		276,301,104

Japan - 0.3%

Earthquake - 0.2%
Kizuna Re II 2018-1 Class B (T-BILL 3MO + 2.500%), 04/11/2023 (b)(c)(d)(f) (Cost: $388,000; Acquisition Date: 03/16/2018)	388,000	388,117
Nakama Re 2014-2 Class 1 (T-BILL 3MO + 2.130%), 01/16/2019 (b)(c)(d)(f)(i) (Cost: $1,000,514; Acquisition Date: 01/15/2015)	1,000,000	1,000,400
Nakama Re 2014-2 Class 2 (T-BILL 3MO + 2.880%), 01/16/2020 (b)(c)(d)(f)(i) (Cost: $828,220; Acquisition Date: 03/22/2018)	819,000	828,500
Nakama Re 2016-1 Class 2 (6 Month LIBOR USD + 3.250%), 10/13/2021 (b)(c)(d)(f)(i) (Cost: $10,170,000; Acquisition Date: 03/22/2018)	10,170,000	10,341,873

		12,558,890

Multiperil - 0.1%
Akibare Re 2018-1 Class A (3 Month LIBOR USD + 1.900%), 04/07/2026 (b)(c)(d)(f) (Cost: $1,845,000; Acquisition Date: 09/19/2017)	1,845,000	1,852,841
Akibare Re 2018-1 Class B (3 Month LIBOR USD + 1.900%), 04/07/2026 (b)(c)(d)(f) (Cost: $1,318,000; Acquisition Date: 09/19/2017)	1,318,000	1,323,470

		3,176,311

Windstorm (a) - 0.0%
Aozora Re 2016-1 A (6 Month LIBOR USD + 2.200%), 04/07/2020 (b)(c)(d)(f)(i) (Cost: $2,101,000; Acquisition Date: 03/23/2016)	2,101,000	2,119,489

		17,854,690

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2018

Consolidated Schedule of Investments	as of April 30, 2018 (Unaudited)

STONE RIDGE REINSURANCE RISK PREMIUM INTERVAL FUND

	PRINCIPAL AMOUNT	FAIR VALUE
United States - 5.4%

Earthquake - 0.9%
Golden State Re II 2014-1 Class A (T-BILL 3MO + 2.200%), 01/08/2019 (b)(c)(d)(f)(i) (Cost: $5,400,000; Acquisition Date: 09/10/2014)	$5,400,000	$5,413,770
Kilimanjaro Re 2014-2 Class C (T-BILL 3MO + 3.750%), 11/25/2019 (b)(c)(d)(f)(i) (Cost: $2,142,194; Acquisition Date: 07/20/2017)	2,114,000	2,130,912
Merna Re 2016-1 Class A (T-BILL 3MO + 2.250%), 04/08/2019 (b)(c)(d)(f)(i) (Cost: $2,119,000; Acquisition Date: 03/24/2016)	2,119,000	2,123,874
Merna Re 2017-1 Class A (T-BILL 3MO + 2.000%), 04/08/2020 (b)(c)(d)(f)(i) (Cost: $2,750,000; Acquisition Date: 03/22/2017)	2,750,000	2,750,275
Merna Re 2018-1 Class A (T-BILL 3MO + 2.000%), 04/08/2021 (b)(c)(d)(f) (Cost: $4,007,000; Acquisition Date: 03/26/2018)	4,007,000	4,007,801
Ursa Re 2015-1 Class B (T-BILL 3MO + 5.000%), 09/21/2018 (b)(c)(d)(f)(i) (Cost: $15,000,000; Acquisition Date: 09/10/2015)	15,000,000	14,986,500
Ursa Re 2016-1 Class A (T-BILL 3MO + 4.000%), 12/10/2019 (b)(c)(d)(f)(i) (Cost: $10,582,917; Original Acquisition Date: 11/21/2016)	10,541,000	10,533,621
Ursa Re 2017-1 Class B (T-BILL 3MO + 3.500%), 05/27/2020 (b)(c)(d)(f) (Cost: $8,737,349; Original Acquisition Date: 05/10/2017)	8,723,000	8,733,032
Ursa Re 2017-1 Class E (T-BILL 3MO + 6.000%), 06/27/2020 (b)(c)(d)(f) (Cost: $4,163,000; Acquisition Date: 05/10/2017)	4,163,000	4,199,218

		54,879,003

Multiperil - 3.7%
Armor II 2018-1 Class A (T-BILL 3MO + 3.500%), 06/08/2023 (b)(c)(d)(f) (Cost: $2,136,000; Acquisition Date: 04/10/2018)	2,136,000	2,135,679

	PRINCIPAL AMOUNT	FAIR VALUE
Multiperil - 3.7% (continued)
Blue Halo Re 2016-2 Class C (T-BILL 3MO + 8.250%), 07/26/2019 (b)(c)(d)(f) (Cost: $22,027,701; Original Acquisition Date: 03/30/2017)	$21,564,000	$21,585,564
Buffalo Re 2017-1 Class A (6 Month LIBOR USD + 3.480%), 04/07/2018 (b)(c)(d)(f) (Cost: $2,638,354; Original Acquisition Date: 03/07/2017)	2,636,000	2,632,178
Buffalo Re 2017-1 Class B (6 Month LIBOR USD + 7.160%), 04/07/2018 (b)(c)(d)(f) (Cost: $3,000,000; Acquisition Date: 03/07/2017)	3,000,000	3,004,800
Caelus Re IV 2016-1 Class A (T-BILL 3MO + 5.530%), 03/06/2018 (b)(c)(d)(f) (Cost: $20,618,136; Original Acquisition Date: 02/23/2016)	20,605,000	21,065,522
Caelus Re V 2017-1 Class B (T-BILL 3MO + 4.500%), 06/05/2024 (b)(c)(d)(f) (Cost: $4,953,000; Acquisition Date: 04/27/2017)	4,953,000	3,106,769
Caelus Re V 2017-1 Class C (T-BILL 3MO + 6.500%), 06/05/2024 (b)(c)(d)(f) (Cost: $3,170,000; Acquisition Date: 04/27/2017)	3,170,000	35,980
Caelus Re V 2017-1 Class D (T-BILL 3MO + 9.250%), 06/05/2024 (b)(c)(d)(f) (Cost: $3,170,000; Acquisition Date: 04/27/2017)	3,170,000	23,300
East Lane Re VI 2015-1 Class A (T-BILL 3MO + 3.390%), 03/13/2020 (b)(c)(d)(f)(i) (Cost: $13,213,000; Acquisition Date: 03/02/2015)	13,213,000	13,283,689
Espada Re 2016-1 Class 20 (T-BILL 3MO + 5.490%), 06/06/2020 (b)(c)(d)(f) (Cost: $3,215,000; Acquisition Date: 02/12/2016)	3,215,000	2,652,375
Fortius Re 2017-1 (6 Month LIBOR USD + 3.750%), 07/07/2024 (b)(c)(d)(f) (Cost: $740,000; Acquisition Date: 07/14/2017)	740,000	737,558
Kilimanjaro Re 2018-1 Class A-1 (3 Month LIBOR USD + 12.500%), 05/05/2023 (b)(c)(d)(f) (Cost: $1,203,000; Acquisition Date: 04/18/2018)	1,203,000	1,203,060

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2018

Consolidated Schedule of Investments	as of April 30, 2018 (Unaudited)

STONE RIDGE REINSURANCE RISK PREMIUM INTERVAL FUND

	PRINCIPAL AMOUNT	FAIR VALUE
Multiperil - 3.7% (continued)
Kilimanjaro Re 2018-1 Class A-2 (3 Month LIBOR USD + 12.500%), 05/05/2023 (b)(c)(d)(f) (Cost: $1,203,000; Acquisition Date: 04/18/2018)	$1,203,000	$1,203,120
Kilimanjaro Re 2018-1 Class B-1 (3 Month LIBOR USD + 4.650%), 05/06/2022 (b)(c)(d)(f) (Cost: $4,945,000; Acquisition Date: 04/18/2018)	4,945,000	4,945,494
Kilimanjaro Re 2018-2 Class B-2 (3 Month LIBOR USD + 4.650%), 05/05/2023 (b)(c)(d)(f) (Cost: $4,945,000; Acquisition Date: 04/18/2018	4,945,000	4,944,753
Northshore Re II 2017-1 Class A (T-BILL 3MO + 7.250%), 07/06/2020 (b)(c)(d)(f) (Cost: $10,901,000; Acquisition Date: 06/26/2017)	10,901,000	10,965,861
PennUnion Re 2015-1 (T-BILL 3MO + 4.500%), 12/07/2018 (b)(c)(d)(f)(i) (Cost: $8,777,611; Original Acquisition Date: 10/05/2015)	8,771,000	8,753,896
Residential Re 2013-II Class 1 (T-BILL 3MO + 3.000%), 06/06/2018 (b)(c)(d)(f) (Cost: $1,988,500; Acquisition Date: 03/30/2017)	1,988,500	695,975
Residential Re 2014-I Class 10 (T-BILL 3MO + 14.980%), 06/06/2017 (b)(c)(d)(f) (Cost: $10,338,000; Acquisition Date: 05/22/2014)	10,338,000	1,156,822
Residential Re 2014-I Class 13 (T-BILL 3MO + 3.560%), 06/06/2017 (b)(c)(d)(f) (Cost: $2,859,000; Acquisition Date: 05/22/2014)	2,859,000	2,860,001
Residential Re 2015-I Class 10 (T-BILL 3MO + 10.970%), 06/06/2019 (b)(c)(d)(f) (Cost: $8,197,000; Acquisition Date: 05/21/2015)	8,197,000	2,052,939
Residential Re 2015-I Class 11 (T-BILL 3MO + 5.940%), 06/06/2017 (b)(c)(d)(f) (Cost: $8,915,000; Acquisition Date: 05/21/2015)	8,915,000	7,198,417
Residential Re 2016-I Class 10 (T-BILL 3MO + 11.550%), 06/06/2023 (b)(c)(d)(f) (Cost: $4,609,000; Acquisition Date: 04/28/2016)	4,609,000	1,131,509

	PRINCIPAL AMOUNT	FAIR VALUE
Multiperil - 3.7% (continued)
Residential Re 2016-I Class 11 (T-BILL 3MO + 4.730%), 06/06/2023 (b)(c)(d)(f) (Cost: $5,926,000; Acquisition Date: 04/28/2016)	$5,926,000	$4,776,652
Residential Re 2016-II Class 3 (T-BILL 3MO + 5.370%), 12/06/2020 (b)(c)(d)(f) (Cost: $1,500,000; Acquisition Date: 11/03/2016)	1,500,000	1,485,750
Residential Re 2016-II Class 4 (T-BILL 3MO + 3.930%), 12/06/2020 (b)(c)(d)(f) (Cost: $1,250,000; Acquisition Date: 11/03/2016)	1,250,000	1,246,375
Residential Re 2017-I Class 11 (T-BILL 3MO + 4.750%), 06/06/2021 (b)(c)(d)(f) (Cost: $6,731,000; Acquisition Date: 04/19/2017)	6,731,000	5,426,869
Residential Re 2018-I Class 13 (T-BILL 3MO + 3.250%), 06/06/2025 (b)(c)(d)(f) (Cost: $7,103,000; Acquisition Date: 04/30/2018)	7,103,000	7,103,000
Riverfront Re 2017-1 Class A (T-BILL 3MO + 4.500%), 01/15/2021 (b)(c)(d)(f) (Cost: $9,196,662; Original Acquisition Date: 05/23/2017)	9,212,000	9,143,371
Sanders Re 2014-1 Class D (T-BILL 3MO + 3.780%), 05/28/2019 (b)(c)(d)(f)(i) (Cost: $21,295,000; Acquisition Date: 05/07/2014)	21,295,000	21,317,360
Sanders Re 2017-2 Class A (6 Month LIBOR USD + 3.250%), 06/05/2020 (b)(c)(d)(f) (Cost: $12,608,000; Acquisition Date: 05/24/2017)	12,608,000	12,681,757
Sanders Re 2018-1 Class A (T-BILL 3MO + 5.500%), 04/07/2022 (b)(c)(d)(f) (Cost: $11,629,000; Acquisition Date: 03/23/2018)	11,629,000	11,747,616
Skyline Re 2017-1 Class 2 (T-BILL 3MO + 12.000%), 01/06/2022 (b)(c)(d)(e)(f) (Cost: $8,000,000; Acquisition Date: 02/02/2017)	8,000,000	7,927,071
Spectrum Capital Ltd. 2017-1 A (6 Month LIBOR USD + 5.750%), 06/08/2021 (b)(c)(d)(f) (Cost: $8,343,000; Acquisition Date: 06/13/2017)	8,343,000	8,309,211

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2018

Consolidated Schedule of Investments	as of April 30, 2018 (Unaudited)

STONE RIDGE REINSURANCE RISK PREMIUM INTERVAL FUND

	PRINCIPAL AMOUNT	FAIR VALUE
Multiperil - 3.7% (continued)
Spectrum Capital Ltd. 2017-1 B (6 Month LIBOR USD + 3.500%), 06/08/2021 (b)(c)(d)(f) (Cost: $12,097,000; Acquisition Date: 06/13/2017)	$12,097,000	$12,242,769
Torrey Pines Re 2017-1 Class B (6 Month LIBOR USD + 3.750%), 06/09/2025 (b)(c)(d)(f) (Cost: $2,377,000; Acquisition Date: 04/27/2017)	2,377,000	2,388,528
Torrey Pines Re 2017-1 Class C (6 Month LIBOR USD + 6.250%), 06/09/2024 (b)(c)(d)(f) (Cost: $1,783,000; Acquisition Date: 04/27/2017)	1,783,000	1,787,636

		224,959,226

Windstorm - 0.8%
Alamo Re 2015-1 Class B (T-BILL 3MO + 4.400%), 06/07/2018 (b)(c)(d)(f)(i) (Cost: $1,059,309; Original Acquisition Date: 05/06/2015)	1,059,000	1,074,885
Alamo Re 2017-1 Class A (T-BILL 3MO + 3.750%), 06/08/2020 (b)(c)(d)(f)(i) (Cost: $12,807,000; Acquisition Date: 05/23/2017)	12,807,000	13,015,754
Bonanza Re 2016-1 Class A (6 Month LIBOR USD + 3.750%), 12/31/2019 (b)(c)(d)(f)(i) (Cost: $1,522,000; Acquisition Date: 11/28/2016)	1,522,000	1,506,400
Bonanza Re 2016-1 Class B (6 Month LIBOR USD + 5.000%), 12/31/2019 (b)(c)(d)(f) (Cost: $2,054,000; Acquisition Date: 11/28/2016)	2,054,000	2,013,844
Citrus Re 2015-1 Class B (T-BILL 3MO + 6.900%), 04/09/2020 (b)(c)(d)(f) (Cost: $575,000; Acquisition Date: 04/01/2015)	575,000	517,500
Citrus Re 2015-1 Class C (T-BILL 3MO + 10.140%), 05/17/2018 (b)(c)(d)(f) (Cost: $5,319,000; Acquisition Date: 04/01/2015)	5,319,000	172,868
Citrus Re 2016-1 Class D-50 (T-BILL 3MO + 7.740%), 02/25/2019 (b)(c)(d)(f)(i) (Cost: $10,257,000; Acquisition Date: 02/19/2016)	10,257,000	10,254,949
Citrus Re 2016-1 Class E-50 (T-BILL 3MO + 11.030%), 02/25/2019 (b)(c)(d)(f) (Cost: $8,548,000; Acquisition Date: 02/19/2016)	8,548,000	2,334,886

	PRINCIPAL AMOUNT	FAIR VALUE
Windstorm - 0.8% (continued)
Citrus Re 2017-1 Class A (6 Month LIBOR USD + 6.000%), 03/18/2020 (b)(c)(d)(f) (Cost: $4,500,000; Acquisition Date: 03/06/2017)	$4,500,000	$4,128,975
Everglades Re II 2017-1 Class A (T-BILL 3MO + 5.000%), 05/08/2023 (b)(c)(d)(f) (Cost: $7,925,000; Acquisition Date: 04/27/2017)	7,925,000	7,960,266
Manatee Re 2016-1 Class A (T-BILL 3MO + 5.890%), 04/01/2018 (b)(c)(d)(f) (Cost: $1,444,000; Acquisition Date: 03/02/2016)	1,444,000	1,447,466
Manatee Re 2016-1 Class C (T-BILL 3MO + 0.500%), 03/14/2022 (b)(c)(d)(e)(f) (Cost: $2,165,000; Acquisition Date: 03/02/2016)	2,165,000	—
Manatee Re II 2018-1 Class A (T-BILL 3MO + 4.250%), 06/09/2025 (b)(c)(d)((f) (Cost: $2,504,000; Acquisition Date: 03/22/2018)	2,504,000	2,503,624
Manatee Re II 2018-1 Class B (T-BILL 3MO + 7.750%), 06/09/2025 (b)(c)(d)(f) (Cost: $1,450,000; Acquisition Date: 03/22/2018)	1,450,000	1,449,565
Pelican Re 2018-1 Class A (3 Month LIBOR USD + 2.250%), 07/05/2021 (b)(c)(d)(f) (Cost: $1,204,000; Acquisition Date: 04/23/2018)	1,204,000	1,204,662

		49,585,644

		329,423,873

TOTAL EVENT LINKED BONDS (Cost $674,918,181)		626,509,730

PARTICIPATION NOTES - 7.9%

Global - 7.9%

Multiperil - 7.9%
Eden Re II 2016-1 Class B 04/23/2019 (b)(d)(e)(f)(h)(j) (Cost: $141,306; Acquisition Date: 03/30/2016)	141,302	9,907,935
Eden Re II 2017-1 Class A 03/22/2021 (b)(d)(e)(f)(h)(j) (Cost: $3,245,241; Original Acquisition Date: 02/14/2017)	3,282,974	2,117,375
Eden Re II 2017-1 Class B 03/22/2021 (b)(d)(e)(f)(h)(j) (Cost: $19,250,266; Acquisition Date: 12/27/2016)	19,020,435	12,431,414

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2018

Consolidated Schedule of Investments	as of April 30, 2018 (Unaudited)

STONE RIDGE REINSURANCE RISK PREMIUM INTERVAL FUND

	PRINCIPAL AMOUNT	FAIR VALUE
Multiperil - 7.9% (continued)
Eden Re II 2018-1 Class A 03/22/2022 (b)(d)(e)(f)(h)(j) (Cost: $6,200,000; Acquisition Date: 12/15/2017)	$6,200,000	$6,429,372
Eden Re II 2018-1 Class B 03/22/2022 (b)(d)(e)(f)(h)(j) (Cost: $78,750,000; Original Acquisition Date: 12/27/2017)	78,750,000	81,735,382
Limestone 2016-1 08/31/2021 (b)(d)(e)(h)(j) (Cost: $16,310,372; Original Acquisition Date: 08/29/2017)	17,000,000	16,103,128
Sector Re V Series 7 Class A 03/01/2022 (b)(d)(e)(h)(j) (Cost: $4,360,692; Acquisition Date: 04/24/2017)	4,360,692	3,573,587
Sector Re V Series 7 Class B 03/01/2022 (b)(d)(e)(h)(j) (Cost: $1,039,660; Acquisition Date: 04/27/2017)	1,039,660	852,001
Sector Re V Series 7 Class C 12/01/2022 (b)(d)(e)(j) (Cost: $20,000,000; Acquisition Date: 12/04/2017)	20,000,000	20,332,000
Sector Re V Series 7 Class F 03/01/2021 (b)(d)(e)(h)(j) (Cost: $17,467,682; Acquisition Date: 04/24/2017)	17,467,682	11,057,043
Sector Re V Series 7 Class G 03/01/2022 (b)(d)(e)(h)(j) (Cost: $50,022,538; Original Acquisition Date: 04/27/2017)	50,096,819	31,711,286
Sector Re V Series 8 Class A 03/01/2023 (b)(d)(e)(j) (Cost: $10,108,188; Acquisition Date: 04/24/2018)	10,108,188	10,109,199
Sector Re V Series 8 Class B 03/01/2023 (b)(d)(e)(j) (Cost: $8,100,161; Acquisition Date: 04/24/2018)	8,100,161	8,100,971
Sector Re V Series 8 Class F 03/01/2023 (b)(d)(e)(j) (Cost: $73,841,519; Acquisition Date: 04/24/2018)	73,841,519	73,848,903
Sector Re V Series 8 Class G 03/01/2023 (b)(d)(e)(j) (Cost: $67,313,610; Acquisition Date: 04/24/2018)	67,313,610	67,320,341
Silverton Re 2016-1 09/17/2018 (b)(d)(e)(h)(j)(k) (Cost: $0; Acquisition Date: 12/18/2015)	—	278,419
Silverton Re 2017-1 09/16/2019 (b)(d)(e)(h)(j) (Cost: $21,351,923; Acquisition Date: 12/15/2016)	21,201,923	13,742,232
Versutus 2017 A-5 12/31/2019 (b)(d)(e)(h)(j) (Cost: $2,583,668; Acquisition Date: 12/28/2016)	2,583,668	2,190,787

	PRINCIPAL AMOUNT	FAIR VALUE
Multiperil - 7.9% (continued)
Versutus 2018 A-5 12/31/2020 (b)(d)(e)(h)(j) (Cost: $34,500,000; Acquisition Date: 12/15/2017)	$34,500,000	$35,534,040
Williamsburg (Horseshoe Re) 12/31/2018 (b)(d)(e)(h) (Cost: $74,892,000; Acquisition Date: 12/15/2016)	74,834,000	70,885,969

TOTAL PARTICIPATION NOTES (Cost $509,478,826)		478,261,384

	SHARES	FAIR VALUE
PREFERENCE SHARES - 71.8%

Global - 68.7%

Marine/Energy - 0.1%
Kauai (Artex Segregated Account Company) (b)(d)(e)(h)(j) (Cost: $33,713,738; Acquisition Date: 01/07/2016)	51,394	3,773,592

Multiperil - 68.6%
Altair Re V (b)(d)(e)(h)(j) (Cost: $33,609,474; Original Acquisition Date: 12/20/2016)	33,984	16,269,258
Arenal (Artex Segregated Account Company) (b)(d)(e)(h)(j) (Cost: $147,563,024; Original Acquisition Date: 05/07/2015)	165,450	137,708,693
Axis Ventures Re Cell 0002 (b)(d)(e)(h)(j) (Cost: $40,160,775; Acquisition Date: 06/10/2016)	1,129,751	47,617,704
Axis Ventures Re Cell 0004 (b)(d)(e)(h)(j) (Cost: $295,400; Acquisition Date: 07/02/2015)	2,954	309,772
Axis Ventures Re Cell 0005 (b)(d)(e)(h)(j) (Cost: $3,963,900; Acquisition Date: 01/20/2016)	39,639	3,622,681
Axis Ventures Re Cell 0006 (b)(d)(e)(h)(j) (Cost: $370,435,516; Original Acquisition Date: 06/28/2016)	3,554,997	383,350,631
Axis Ventures Re Cell 0007 (b)(d)(e)(h)(j) (Cost: $250,000,000; Acquisition Date: 01/25/2017)	2,500,000	221,809,200
Baldwin (Horseshoe Re) (b)(d)(e)(h)(j) (Cost: $75,071,800; Acquisition Date: 01/04/2018)	750,718	81,347,062
Biscayne (Artex Segregated Account Company) (b)(d)(e)(h)(j) (Cost: $47,714,889; Original Acquisition Date: 04/30/2014)	46,979	51,181,921
Bowery (Artex Segregated Account Company) (b)(d)(e)(h)(j) (Cost: $200,075,000; Acquisition Date: 09/29/2017)	200,075	199,962,715

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2018

Consolidated Schedule of Investments	as of April 30, 2018 (Unaudited)

STONE RIDGE REINSURANCE RISK PREMIUM INTERVAL FUND

	SHARES	FAIR VALUE
Multiperil - 68.6% (continued)
Cardinal Re 2015-1 (b)(d)(e)(h) (Cost: $82,493,681; Original Acquisition Date: 07/29/2015)	149	$84,005,007
Carlsbad (Artex Segregated Account Company) (b)(d)(e)(j) (Cost: $100; Acquisition Date: 04/01/2014)	100	100
Carlsbad 2 (Artex Segregated Account Company) (b)(d)(e)(h) (Cost: $67,243,236; Original Acquisition Date: 04/28/2014)	190,319	83,881,719
Cumberland (Artex Segregated Account Company) (b)(d)(e)(h)(j) (Cost: $29,918,817; Original Acquisition Date: 04/10/2015)	28,898	22,067,825
Cypress (Horseshoe Re) (b)(d)(e)(h)(j) (Cost: $125,090,500; Original Acquisition Date: 05/31/2017)	125,090,500	120,629,898
Edmund 2 (Mt. Logan Re) (b)(d)(e)(j) (Cost: $128,545,746; Acquisition Date: 10/31/2017)	128,546	125,051,834
Emerald Lake (Artex Segregated Account Company) (b)(d)(e)(h) (Cost: $294,528,963; Original Acquisition Date: 12/16/2015)	406,245	265,772,061
Florblanca (Artex Segregated Account Company) (b)(d)(e)(h)(j) (Cost: $70,771,000; Original Acquisition Date: 12/29/2016)	77,550	60,267,782
Freeport (Horseshoe Re) SR0017 (b)(d)(e)(h)(j) (Cost: $75,071,800; Acquisition Date: 04/04/2018)	750,718	75,696,705
Greenpoint (Artex Segregated Account Company) (b)(d)(e)(h)(j) (Cost: $52,392,000; Acquisition Date: 06/28/2017)	52,392	46,656,248
Harambee Re 2017 (b)(d)(e)(h)(j) (Cost: $1,014,807; Acquisition Date: 12/20/2016)	1,007,939	428,299
Harambee Re 2018 (b)(d)(e)(h)(j) (Cost: $50,000,000; Acquisition Date: 12/15/2017)	50,000,000	51,553,650
Hatteras (Artex Segregated Account Company) (b)(d)(e)(h)(j) (Cost: $72,075,234; Original Acquisition Date: 12/30/2014)	68,751	69,479,198
Hudson Alexander (Mt. Logan Re) (b)(d)(e)(j) (Cost: $40,000,000; Acquisition Date: 01/02/2014)	40,000	40,308,568
Hudson Charles (Mt. Logan Re) (b)(d)(e)(j) (Cost: $33,802,339; Original Acquisition Date: 01/02/2014)	33,802	29,432,248
Hudson Charles 2 (Mt. Logan Re) (b)(d)(e)(j) (Cost: $33,965,500; Original Acquisition Date: 04/02/2014)	33,966	28,081,918

	SHARES	FAIR VALUE
Multiperil - 68.6% (continued)
Hudson Charles 3 (Mt. Logan Re) (b)(d)(e) (Cost: $14,650,000; Acquisition Date: 06/19/2014)	14,650	$11,834,402
Hudson Charles 4 (Mt. Logan Re) (b)(d)(e)(j) (Cost: $19,500,000; Acquisition Date: 02/07/2018)	19,500	18,334,343
Hudson Paul (Mt. Logan Re) (b)(d)(e)(j) (Cost: $30,000,000; Acquisition Date: 01/02/2014)	30,000	27,545,280
Hudson Paul 3 (Mt. Logan Re) (b)(d)(e)(j) (Cost: $37,500,000; Original Acquisition Date: 04/02/2014)	37,500	33,141,236
Hudson Paul 4 (Mt. Logan Re) (b)(d)(e)(j) (Cost: $2,800,000; Acquisition Date: 02/07/2018)	2,800	2,640,302
Huntington (Mt. Logan Re) (b)(d)(e)(j) (Cost: $22,610,000; Acquisition Date: 08/23/2016)	22,610	23,125,497
Huntington 2 (Mt. Logan Re) (b)(d)(e)(j) (Cost: $5,000,000; Acquisition Date: 04/03/2017)	5,000	5,000,852
Iseo (Artex Segregated Account Company) (b)(d)(e)(h)(j) (Cost: $95,221,438; Acquisition Date: 09/08/2017)	183,543	113,114,278
Jefferson (Artex Segregated Account Company) (b)(d)(e)(h)(j) (Cost: $11,207,000; Acquisition Date: 12/28/2017)	11,207	11,783,714
Kona (Artex Segregated Account Company) (b)(d)(e)(h)(j) (Cost: $0; Acquisition Date: 07/23/2015)	5,873	207,245
Latigo (Artex Segregated Account Company) (b)(d)(e)(h) (Cost: $108,301,894; Original Acquisition Date: 01/06/2014)	473	112,276,914
LRe 2016 (Lorenz Re Ltd.) (b)(d)(e)(h) (Cost: $0; Original Acquisition Date: 03/31/2016)	498,930	992,125
LRe 2017 (Lorenz Re Ltd.) (b)(d)(e)(h)(j) (Cost: $59,000,000; Original Acquisition Date: 03/23/2017)	590,000	49,929,316
Mackinac (Artex Segregated Account Company) (b)(d)(e)(h) (Cost: $51,148,294; Original Acquisition Date: 02/05/2015)	55,584	61,522,297
Madison (Artex Segregated Account Company) (b)(d)(e)(h)(j) (Cost: $72,670,038; Acquisition Date: 12/12/2016)	75,262	75,003,512
Malibu (Horseshoe Re) (b)(d)(e)(h)(j) (Cost: $14,718,603; Original Acquisition Date: 11/08/2016)	14,718,603	13,074,712
Mapleton (Horseshoe Re) (b)(d)(e)(h)(j) (Cost: $89,036,500; Acquisition Date: 12/29/2017)	890,365	90,387,840

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2018

Consolidated Schedule of Investments	as of April 30, 2018 (Unaudited)

STONE RIDGE REINSURANCE RISK PREMIUM INTERVAL FUND

	SHARES	FAIR VALUE
Multiperil - 68.6% (continued)
Mohonk (Artex Segregated Account Company) (b)(d)(e)(h) (Cost: $76,592,050; Original Acquisition Date: 12/24/2013)	102	$78,216,251
Mojave (Mt. Logan Re) (b)(d)(e)(j) (Cost: $42,293,321; Original Acquisition Date: 12/30/2014)	42,293	34,273,526
Mojave 2 (Mt. Logan Re) (b)(d)(e)(j) (Cost: $28,195,548; Original Acquisition Date: 12/24/2015)	28,195	22,849,018
Mulholland (Artex Segregated Account Company) (b)(d)(e)(h)(j) (Cost: $14,411,287; Original Acquisition Date: 12/26/2013)	114	873,565
Pelham (Horseshoe Re) (b)(d)(e)(h)(j) (Cost: $50,066,800; Original Acquisition Date: 01/02/2018)	500,668	51,244,721
Peregrine DRF (b)(d)(e)(h)(j) (Cost: $68,404,158; Original Acquisition Date: 12/27/2016)	7,124,652	60,310,931
Peregrine LCA (b)(d)(e)(h)(j) (Cost: $167,598,389; Original Acquisition Date: 12/27/2016)	16,935,336	163,273,369
Pranamar (Artex Segregated Account Company) (b)(d)(e)(h) (Cost: $52,598,097; Acquisition Date: 07/07/2016)	57,568	44,716,366
Rainier (Mt. Logan Re) (b)(d)(e)(j) (Cost: $15,000,000; Acquisition Date: 01/07/2016)	15,000	16,607,355
Rainier 2 (Mt. Logan Re) (b)(d)(e)(j) (Cost: $1,000,000; Acquisition Date: 02/07/2018)	1,000	1,212,427
Revelstoke (Artex Segregated Account Company) (b)(d)(e)(h)(j) (Cost: $14,476,459; Original Acquisition Date: 01/28/2015)	15,350	17,568,775
Rondout (Artex Segregated Account Company) (b)(d)(e)(h) (Cost: $122,373,546; Original Acquisition Date: 06/19/2014)	107,001	121,690,912
Skytop (Artex Segregated Account Company) (b)(d)(e)(h)(j) (Cost: $24,318,913; Original Acquisition Date: 01/09/2014)	210	32,993,150
SR0001 (Horseshoe Re) (b)(d)(e)(h) (Cost: $22,609,300; Original Acquisition Date: 07/10/2015)	1,757	17,470,099
SR0002 (Horseshoe Re) (b)(d)(e)(h)(j) (Cost: $29,675,476; Original Acquisition Date: 12/30/2015)	31,867,756	32,493,065
St. Kevins (Artex Segregated Account Company) (b)(d)(e)(h) (Cost: $35,551,227; Original Acquisition Date: 12/29/2016)	35,639	30,547,824
Sugarloaf (Artex Segregated Account Company) (b)(d)(e)(h)(j) (Cost: $9,203,000; Acquisition Date: 01/12/2016)	19,288	7,356,953

	SHARES	FAIR VALUE
Multiperil - 68.6% (continued)
Sussex (b)(d)(e)(h)(j) (Cost: $50,000,000; Acquisition Date: 12/22/2017)	50,000	$50,830,849
Sutton (Artex Segregated Account Company) (b)(d)(e)(h)(j) (Cost: $34,587,676; Acquisition Date: 03/24/2017)	42,693	1,295,769
Tallgrass (Mt. Logan Re) (b)(d)(e)(j) (Cost: $37,500,000; Acquisition Date: 12/30/2014)	37,500	37,961,111
Tallgrass 2 (Mt. Logan Re) (b)(d)(e)(j) (Cost: $1,300,000; Acquisition Date: 02/07/2018)	1,300	1,347,782
Thopas 2018 (b)(d)(e)(h)(j) (Cost: $37,500,000; Acquisition Date: 12/08/2017)	375,000	39,233,471
Turing Re 2017-1 (b)(d)(e)(h)(j) (Cost: $40,000,000; Acquisition Date: 05/23/2017)	400,000	29,147,723
Twin Lakes (Artex Segregated Account Company) (b)(d)(e)(h)(j) (Cost: $47,369,542; Original Acquisition Date: 01/04/2016)	86,107	54,464,936
Viribus 2018 (b)(d)(e)(h)(j) (Cost: $10,000,000; Acquisition Date: 12/22/2017)	10,000,000	10,621,190
Windsor (Horseshoe Re) (b)(d)(e)(h)(j) (Cost: $123,020,400; Acquisition Date: 12/29/2017)	1,230,204	125,954,890
Yellowstone (Artex Segregated Account Company) (b)(d)(e)(h)(j) (Cost: $2,078,580; Acquisition Date: 01/08/2014)	100	8,615,315
Yoho (Artex Segregated Account Company) (b)(d)(e)(h) (Cost: $184,635,519; Original Acquisition Date: 05/17/2016)	260,742	164,987,351

		4,154,565,256

		4,158,338,848

United States - 3.1%

Agriculture - 0.4%
Hanalei (Artex Segregated Account Company) (b)(d)(e)(h) (Cost: $21,790,000; Original Acquisition Date: 06/22/2015)	45,313	23,797,170

Multiperil - 1.0%
Peregrine PIF (b)(d)(e)(h)(j) (Cost: $51,313,563; Acquisition Date: 12/27/2016)	5,485,036	39,472,360
SR0005 (Horseshoe Re) (b)(d)(e)(h) (Cost: $7,158,137; Acquisition Date: 04/15/2016)	6,966,774	7,640,224
Yosemite (Horseshoe Re) (b)(d)(e)(h)(j) (Cost: $15,542,300; Acquisition Date: 07/11/2017)	155,423	15,998,372

		63,110,956

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2018

Consolidated Schedule of Investments	as of April 30, 2018 (Unaudited)

STONE RIDGE REINSURANCE RISK PREMIUM INTERVAL FUND

	SHARES	FAIR VALUE
Windstorm - 1.7%
Fescue (Mt. Logan Re) (b)(d)(e) (Cost: $50,000,000; Acquisition Date: 06/11/2015)	50,000	$33,842,470
Fescue 2 (Mt. Logan Re) (b)(d)(e)(j) (Cost: $50,000,000; Acquisition Date: 03/30/2016)	50,000	34,236,740
Hermosa (Mt. Logan Re) (b)(d)(e) (Cost: $50,000,000; Acquisition Date: 04/29/2016)	50,000	34,349,355
SR0006 (Horseshoe Re) (b)(d)(e)(h)(j) (Cost: $2,520,649; Acquisition Date: 08/09/2016)	39,381,541	203,170

		102,631,735

		189,539,861

TOTAL PREFERENCE SHARES (Cost $4,583,564,944)		4,347,878,709

PRIVATE FUND UNITS - 4.8%

Global - 4.8%

Multiperil - 4.8%
Aeolus Property Catastrophe J16 Keystone Fund (b)(d)(e)(h)(j) (Cost: $1,764,105; Acquisition Date: 01/21/2016)	1,764	2,364,216
Aeolus Property Catastrophe J17 Keystone Fund (b)(d)(e)(h)(j) (Cost: $116,592,496; Original Acquisition Date: 12/14/2016)	116,592	88,992,338
Aeolus Property Catastrophe J18 Keystone Fund (b)(d)(e)(h)(j) (Cost: $144,000,000; Original Acquisition Date: 11/17/2017)	143,990	147,392,707
Aeolus Property Catastrophe MY16 Keystone Fund (b)(d)(e)(h)(j) (Cost: $4,619,462; Acquisition Date: 06/14/2016)	4,619	6,559,871
Aeolus Property Catastrophe MY17 Keystone Fund (b)(d)(e)(h)(j) (Cost: $53,658,039; Original Acquisition Date: 05/04/2017)	53,658	43,025,143

TOTAL PRIVATE FUND UNITS (Cost $320,634,102)		288,334,275

LIMITED LIABILITY PARTNERSHIP - 0.1%

Operating Companies - 0.1%
Point Dume LLP (e)(h)		6,385,948

TOTAL LIMITED LIABILITY PARTNERSHIP (Cost $1,333,901)		6,385,948

	SHARES	FAIR VALUE
SHORT-TERM INVESTMENTS - 2.6%

Money Market Fund - 2.6%
Fidelity Institutional Money Market Funds - Government Portfolio - Institutional Class - 1.57% (l)	30,976,112	$30,976,112
First American Government Obligations Fund - Class Z - 1.54% (l)	31,026,958	31,026,958
First American Treasury Obligations Fund - Class Z - 1.53% (l)	31,026,958	31,026,958
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class - 1.60% (l)	31,026,957	31,026,957
Short-Term Investments Trust - Treasury Portfolio - Institutional Class - 1.60% (l)	31,026,958	31,026,958

TOTAL SHORT-TERM INVESTMENTS (Cost $155,083,943)		155,083,943

TOTAL INVESTMENTS (Cost $6,245,013,897) - 97.4%		5,902,453,989

OTHER ASSETS IN EXCESS OF LIABILITIES - 2.6%		155,360,954

TOTAL NET ASSETS - 100.0%		$6,057,814,943

Principal amounts stated in U.S. dollars unless otherwise stated.

Country shown is geographic area of peril risk.

Percentages are stated as a percent of net assets.

(a)	Rounds to zero.
(b)	Foreign issued security. Total foreign securities by country of domicile are $5,737,820,026. Foreign exposure is as follows: Bermuda: 92.1%, Cayman Islands: 1.2%, Ireland: 1.2%, Supranational: 0.2%.
(c)	Variable rate security. Reference rates as of April 30, 2018 are as follows: T-BILL 3MO 1.83%, 6 Month LIBOR 2.51%, 3 Month LIBOR 2.36% and 3 Month EURIBOR -0.33%. Actual reference rates may vary based on the reset date of the security.
(d)	Security is restricted as to resale.
(e)	Value is determined using significant unobservable inputs.
(f)	Although security is restricted as to resale, the Fund’s Adviser has determined this security to be liquid based upon procedures approved by the Board of Trustees. The aggregate value of these securities at April 30, 2018 was $694,842,224 which represents 11.5% of net assets.
(g)	Zero-coupon bond. The rate shown is the yield to maturity.
(h)	Security is fair valued by the Adviser pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities is $4,424,261,522, which represents 73.0% of net assets.
(i)	All or a portion of the security is pledged as collateral for excess mortality swap.
(j)	Non-income producing security.
(k)	Security’s principal was returned in full so the fair value represents the expected future dividend receipt.
(l)	Rate shown is the 7-day effective yield.

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2018

Consolidated Schedule of Investments	as of April 30, 2018 (Unaudited)

STONE RIDGE REINSURANCE RISK PREMIUM INTERVAL FUND

Open Futures Contracts

DESCRIPTION	NUMBER OF CONTRACTS SOLD	NOTIONAL VALUE	VALUE/ UNREALIZED APPRECIATION
FUTURES CONTRACTS SOLD
Euro Fx, June 2018 Settlement	247	$37,429,762	$908,683
Swiss Franc, June 2018 Settlement	80	10,132,000	471,811
U.S. Treasury 5-Year Note, June 2018 Settlement	12	1,362,094	7,014

TOTAL FUTURES CONTRACTS SOLD		$48,923,856	$1,387,508

Open Excess Mortality Swaps

COUNTERPARTY	REFERENCE ENTITY	BUY/SELL PROTECTION	FINANCING RATE	TERMINATION DATE	PAYMENT FREQUENCY	NOTIONAL VALUE	MAXIMUM POTENTIAL FUTURE PAYMENT	UPFRONT PREMIUM PAID	UNREALIZED APPRECIATION
EXCESS MORTALITY SWAP CONTRACTS
Hannover Re (a)	Custom Mortality Index	Sell	1.00%	Jan 15 2021	Quarterly	$100,000,000	$100,000,000	$—	$44,444

TOTAL EXCESS MORTALITY SWAP CONTRACTS									$44,444

(a)	Security is fair valued by the Adviser pursuant to procedures approved by the Board of Trustees. Value determined using significant unobservable inputs.

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.

Stone Ridge Funds	Semi-Annual Report	April 30, 2018

Consolidated Statement of Assets and Liabilities	April 30, 2018 (Unaudited)

STONE RIDGE REINSURANCE RISK PREMIUM INTERVAL FUND
ASSETS:
Investments, at fair value(1)	$5,902,453,989
Dividends and interest receivable	5,862,272
Receivable for fund shares sold	1,248,280
Receivable for investment securities sold	249,999
Foreign currencies, at value(2)	11,670
Unrealized appreciation on swap contracts	44,444
Collateral held for LLP	164,867,088
Collateral held at broker for futures	905,413
Other assets	783,124
Total assets	6,076,426,279
LIABILITIES:
Payable for investment securities purchased	7,103,000
Payable to Adviser	9,896,918
Payable for Chief Compliance Officer compensation	4,629
Payable to Trustees	67,312
Accrued service fees	247,423
Accrued distribution and servicing fees	247,423
Payable to Custodian	84,764
Other accrued expenses	959,867
Total liabilities	18,611,336
Total net assets	$6,057,814,943

NET ASSETS CONSIST OF:
Capital stock	$6,558,526,158
Accumulated net investment loss	(137,333,315)
Accumulated undistributed net realized loss	(21,610,996)
Unrealized appreciation (depreciation) on:
Investments	(343,194,208)
Foreign currency translation	(4,648)
Futures contracts	1,387,508
Swaps	44,444
Total net assets	$6,057,814,943

Net Assets	$6,057,814,943
Shares outstanding	667,744,442
Net asset value, offering and redemption price per share	$9.07

(1) Cost of Investments	$6,245,013,897
(2) Cost of foreign currencies	10,755

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.

Stone Ridge Funds	Semi-Annual Report	April 30, 2018

Consolidated Statement of Operations	For the Period Ended April 30, 2018 (Unaudited)

STONE RIDGE REINSURANCE RISK PREMIUM INTERVAL FUND
INVESTMENT INCOME:
Dividend income	$23,604,119
Interest income	37,112,760
Total investment income	60,716,879
EXPENSES
Advisory fees (See Note 4)	55,090,177
Service Fee	2,263,970
Fund accounting and administration fees	1,616,903
Interest Expense	1,155,611
Legal fees	588,462
Distribution and service fees	490,540
Federal and state registration fees	290,561
Transfer agency fees and expenses	212,973
Custody fees	145,951
Trustees fees and expenses	138,373
Audit and tax related fees	115,046
Chief Compliance Officer compensation	19,629
Other expenses	722,667
Total expenses	62,850,863
Net investment loss	(2,133,984)
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	(20,545,668)
Foreign currency translation	452,085
Futures contracts	(673,177)
Swap contracts	505,556
Net change in unrealized depreciation on:
Investments	(24,373,484)
Foreign currency translation	(400,635)
Futures contracts	(158,336)
Swap contracts	(2,778)
Net realized and unrealized loss	(45,196,437)
Net decrease in net assets resulting from operations	$(47,330,421)

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.

Stone Ridge Funds	Semi-Annual Report	April 30, 2018

Consolidated Statement of Changes in Net Assets

	STONE RIDGE REINSURANCE RISK PREMIUM INTERVAL FUND
	PERIOD ENDED APRIL 30, 2018 (UNAUDITED)	YEAR ENDED OCTOBER 31, 2017
OPERATIONS:
Net investment gain (loss)	$(2,133,984)	$173,226,223
Net realized (gain) loss on:
Investments	(20,545,668)	17,340,112
Foreign currency translation	452,085	195,194
Futures contracts	(673,177)	(1,324,275)
Swap contracts	505,556	1,013,889
Options written	—	950,000
Net change in unrealized appreciation (depreciation) on:
Investments	(24,373,484)	(646,847,182)
Foreign currency translation	(400,635)	4,565,046
Futures contracts	(158,336)	786,154
Swap contracts	(2,778)	—
Written options	—	(804,192)
Net decrease in net assets resulting from operations	(47,330,421)	(450,899,031)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	—	(195,862,322)
From net realized gain	(4,563,668)	—
Total distributions	(4,563,668)	(195,862,322)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	1,587,884,874	2,547,215,566
Proceeds from shares issued to holders in reinvestment of dividends	3,877,132	163,218,425
Cost of shares redeemed	(499,588,997)	(541,711,926)
Net increase in net assets from capital share transactions	1,092,173,009	2,168,722,065
Total increase in net assets	1,040,278,920	1,521,960,712

NET ASSETS:
Beginning of period	5,017,536,023	3,495,575,311
End of period	$6,057,814,943	$5,017,536,023

Accumulated net investment loss	$(137,333,315)	$(135,199,331)

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.

Stone Ridge Funds	Semi-Annual Report	April 30, 2018

Consolidated Statement of Cash Flows	For the Period Ended April 30, 2018 (Unaudited)

STONE RIDGE REINSURANCE RISK PREMIUM INTERVAL FUND
CASH FLOWS FROM OPERATING ACTIVITIES
Net decrease in net assets resulting from operations	$(47,330,421)
Adjustments to reconcile net decrease in net assets resulting from operations to net cash used in operating activities:
Net realized and unrealized loss:	44,924,273
Amortization and accretion of premium & discount	2,793,484
Changes in assets and liabilities:
Foreign currencies	7,114,934
Receivable for investment securities sold	(249,999)
Collateral held for LLP	(159,281,357)
Collateral held at broker for futures	(115,613)
Dividends and interest receivable	(528,970)
Unrealized appreciation on swap contracts	2,778
Payable to Adviser	1,488,237
Payable to Custodian	32,771
Payable for investment securities purchased	(319,573,000)
Payable to Trustees	(4,490)
Accrued distribution and servicing fees	247,423
Accrued service fees	(173,011)
Payable for Chief Compliance Officer compensation	(247)
Other accrued expenses	(507,494)
Other assets	(376,451)
Purchases of investments	(1,921,934,841)
Proceeds from sale of investments	949,733,986
Net purchases and sales of short-term investments	355,209,689
Net cash used in operating activities	(1,088,528,319)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from shares issued	1,588,803,852
Payment on shares redeemed	(499,588,997)
Cash distributions to shareholders	(686,536)
Loan withdrawals	761,000,000
Loan paydowns	(761,000,000)
Net cash provided by financing activities	1,088,528,319
Net increase in cash	—
Cash, beginning of period	—
Cash, end of period	$—

SUPPLEMENTAL DISCLOSURES OF CASH FLOW AND NON-CASH INFORMATION:
Reinvested distributions	$3,877,132
Cash paid for interest on loans outstanding	$1,155,611

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.

Stone Ridge Funds	Semi-Annual Report	April 30, 2018

Consolidated Financial Highlights

	STONE RIDGE REINSURANCE RISK PREMIUM INTERVAL FUND
	PERIOD ENDED APRIL 30, 2018 (UNAUDITED)		YEAR ENDED OCTOBER 31, 2017	YEAR ENDED OCTOBER 31, 2016	YEAR ENDED OCTOBER 31, 2015	PERIOD ENDED OCTOBER 31, 2014(1)
Per Share Data:
Net asset value, beginning of period	$9.18		$10.71	$10.77	$10.84	$10.00
Income (loss) from investment operations
Net investment income (loss)(2)	—		0.39	0.24	0.34	(0.13)
Net realized and unrealized gains (loss)	(0.10)		(1.30)	0.55	0.51	0.97

Total from investment operations	(0.10)		(0.91)	0.79	0.85	0.84

Less distributions to shareholders
Dividends from net investment income	(0.01)		(0.62)	(0.85)	(0.92)	—

Total distributions	(0.01)		(0.62)	(0.85)	(0.92)	—

Net asset value, end of period	$9.07		$9.18	$10.71	$10.77	$10.84

Total return(3)	(1.10	)%(4)	(9.00)%	7.83%	8.33%	8.40	%(4)
Supplemental Data and Ratios:
Net assets, end of period (000s)	$6,057,815		$5,017,536	$3,495,575	$2,341,184	$1,002,338
Ratio of expenses to average net assets	2.28	%(5)	2.26%	2.26%	2.29%	2.43	%(5)
Ratio of net investment income (loss) to average net assets	(0.08	)%(5)	3.87%	2.34%	3.29%	(1.42	)%(5)
Portfolio turnover rate	12.91	%(4)	28.91%	28.57%	14.04%	0.56	%(4)

(1)	The Fund commenced operations on December 9, 2013.
(2)	Net investment income (loss) per share has been calculated based on average shares outstanding during the period.
(3)	Total return represents the rate that an investor would have earned (or lost) on an investment in the Fund (assuming the reinvestment of all dividends and distributions).
(4)	Not annualized.
(5)	Annualized.

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.

Stone Ridge Funds	Semi-Annual Report	April 30, 2018

Notes to Consolidated Financial Statements	April 30, 2018 (Unaudited)

1. Organization

Stone Ridge Trust II (the “Trust”) was organized as a Delaware statutory trust on July 17, 2013, and is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as a continuously-offered non-diversified closed-end management investment company issuing shares. As of April 30, 2018, the Trust consisted of one series: the Stone Ridge Reinsurance Risk Premium Interval Fund (the “Fund”). The Fund commenced operations on December 9, 2013. The Fund offers one class of shares to investors with no front-end or back-end sales charges, a 0.05% fee paid pursuant to the Distribution and Servicing Plan, a 0.05% fee paid pursuant to the Services Agreement, and no redemption fee. The Trust’s Amended and Restated Agreement and Declaration of Trust authorizes the issuance of an unlimited number of shares.

The Fund has an interval fund structure pursuant to which the Fund, subject to applicable law, conducts quarterly repurchase offers of the Fund’s outstanding shares at net asset value (“NAV”) subject to approval of the Board of Trustees (the “Board”). In all cases, such repurchase offers will be for at least 5% and not more than 25%, and are expected to be for a maximum of 5% of the Fund’s outstanding shares. It is also possible that a repurchase offer may be oversubscribed, with the result that shareholders may only be able to have a portion of their shares repurchased. The Fund’s shares are not listed, and the Fund does not currently intend to list its shares for trading on any national securities exchange. The shares are therefore illiquid. Even though the Fund makes quarterly repurchase offers to repurchase a portion of the shares to provide liquidity to shareholders, shareholders should consider the shares to be illiquid. There is not expected to be any secondary trading market in the shares.

The Fund’s investment objective is to achieve long-term capital appreciation. The Fund pursues its investment objective primarily by investing in reinsurance-related securities, including event-linked bonds, preference shares, participation notes or private fund units issued in connection with quota shares (“Quota Share Notes”), preference shares, participation notes or private fund units issued in connection with excess-of-loss, stop-loss or other non-proportional reinsurance (“Excess of Loss Notes”), preference shares, participation notes or private fund units issued in connection with industry loss warranties (“ILW Notes”) and, to a lesser extent, event-linked swaps, equity securities (publicly or privately offered) and the derivatives of equity securities of companies in the reinsurance and insurance industry (collectively, “reinsurance-related securities”).

The consolidated financial statements include the accounts of Stone Ridge Reinsurance Risk Premium Interval Sub Fund Ltd and Point Dume Holdings Ltd (each a “Subsidiary”), each a wholly-owned and controlled subsidiary of the Fund. All intercompany accounts and transactions have been eliminated in consolidation. Each Subsidiary acts as an investment vehicle in order to invest in derivative or insurance-related instruments consistent with the Fund’s investment objectives and policies. As of April 30, 2018 the Subsidiaries’ net assets were $172,293,738, which represented 2.8% of the Fund’s net assets.

2. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its consolidated financial statements. The consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund is an investment company and applies specific accounting and financial reporting requirements under Financial Accounting Standards Board (“FASB”) Accounting Standards Topic 946, Financial Services-Investment Companies.

(a) Investment Valuation and Fair Value Measurement The Board has approved procedures pursuant to which the Fund values its investments (the “Valuation Procedures”). The Board has established an Adviser Valuation Committee comprised of employees of Stone Ridge Asset Management LLC (the “Adviser”) to which the Board has delegated responsibility for overseeing the implementation of the Valuation Procedures and fair value determinations made on behalf of the Board.

Stone Ridge Funds	Semi-Annual Report	April 30, 2018

Notes to Consolidated Financial Statements	April 30, 2018 (Unaudited)

Listed below is a summary of certain of the methods generally used currently to value investments of the Fund under the Valuation Procedures:

With respect to pricing of insurance-linked securities (including participation notes, preference shares and private fund units) for which at least one independent market-maker or two independent brokers regularly provide firm bids, the Adviser Valuation Committee will engage an independent data delivery vendor to obtain and average firm bids from at least two independent brokers or to obtain at least one firm bid from an independent market maker to generate a price for each security and the independent data delivery vendor will provide this pricing data to the Administrator. If an independent data delivery vendor is not available or prices cannot be obtained from such a vendor, then the Adviser Valuation Committee shall obtain the bids from the independent broker(s) or market maker(s) and use them to generate a price for each security, consistent with the foregoing. If the security cannot be valued as described above, but at least one independent broker will provide a firm bid or at least one independent broker or one independent market maker will provide an indicative price, then the Adviser Valuation Committee will use the indicative price or firm bid (or the average thereof, if multiple such prices) as the price of the security; provided that the Adviser Valuation Committee determines the indicative price or firm bid represents the fair value of the security. For certain securities, an administrator or third-party manager may regularly provide net asset values that may be used to determine the price at which an investor can subscribe for or redeem an investment in that security, subject to any relevant restrictions on the timing of such subscriptions or redemptions. The Adviser Valuation Committee will generally rely upon such valuations, with any necessary adjustment to reflect relevant corporate actions (e.g., dividends paid but not yet reflected in the reported net asset value).

Short-term debt instruments, such as commercial paper, bankers’ acceptances and U.S. Treasury Bills, having a maturity of 60 days or less, are generally valued at amortized cost, which approximates fair value.

Other debt securities, including corporate and government debt securities (of U.S. or foreign issuers) and municipal debt securities in each case having a remaining maturity in excess of 60 days, loans, mortgage-backed securities, collateralized mortgage obligations and other asset-backed securities (except event-linked bonds) are valued by an independent pricing service at an evaluated (or estimated) mean between the closing bid and asked prices.

For investments in open-end management companies that are registered under the 1940 Act, the value of the shares of such funds is calculated based upon the NAV per share of such funds. The prospectuses for such funds explain the circumstances under which they will use fair value pricing and its effects.

Equity securities (other than insurance-linked securities that are valued pursuant to the valuation methods described above) are valued at the last sale, official close or if there are no reported sales at the mean between the bid and asked price on the primary exchange on which they are traded. The values of the Fund’s investments in publicly-traded foreign equity securities generally will be the closing or final trading prices in the local trading markets but may be adjusted based on values determined by a pricing service using pricing models designed to estimate changes in the values of those securities between the times in which the trading in those securities is substantially completed and the close of the New York Stock Exchange (“NYSE”).

Exchange-traded derivatives, such as options and futures contracts, are valued at the settlement price on the exchange or mean of the bid and asked prices.

Non-exchange traded derivatives, including over-the-counter (“OTC”) options, are generally valued on the basis of valuations provided by a pricing service or using quotes provided by a broker/dealer (typically the counterparty).

If market quotations are not readily available or available market quotations or other information are deemed to be unreliable by the Adviser Valuation Committee, and if the valuation of the applicable instrument is not covered by the valuation methods described above or if the valuation methods are described above, but such methods are deemed unreliable by the Adviser Valuation Committee, then such instruments will be valued as determined in good faith by the Adviser Valuation Committee. In these circumstances, the Fund determines fair value in a manner that seeks to reflect the market value of the security on the valuation date based on consideration by the Adviser Valuation Committee of any information or factors it deems appropriate. For purposes of determining the fair value of securities, the Adviser

Stone Ridge Funds	Semi-Annual Report	April 30, 2018

Notes to Consolidated Financial Statements	April 30, 2018 (Unaudited)

Valuation Committee may generally consider, without limitation: (i) indications or quotes from brokers, insurance companies, reinsurance companies or other third-party sources; (ii) valuations provided by a third-party pricing agent; (iii) internal models that take into consideration different factors determined to be relevant by the Adviser; or (iv) any combination of the above.

Fair value pricing may require subjective determinations about the value of a portfolio instrument. Fair values may differ from quoted or published prices, or from prices that are used by others, for the same investments. Also, the use of fair value pricing may not always result in adjustments to the prices of securities or other assets or liabilities held by the Fund. It is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of such security. Thus, fair valuation may have an unintended dilutive or accretive effect on the value of shareholders’ investments in the Fund

A substantial portion of the Fund’s investments are U.S. dollar denominated investments. Investments initially valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. As a result, the NAV of the Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. International markets are sometimes open on days when U.S. markets are closed, which means that the value of foreign securities owned by the Fund could change on days when Fund shares cannot be bought or sold. The value of investments traded in markets outside the U.S. or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed, and the NAV of the Fund’s shares may change on days when an investor is not able to purchase shares or sell shares in connection with a periodic repurchase offer. The calculation of the Fund’s NAV may not take place contemporaneously with the determination of the prices of foreign securities used in NAV calculations.

The Fund adheres to authoritative fair valuation accounting standards that set out a hierarchy for measuring fair valuation inputs. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

Level 1 Inputs: quoted prices (unadjusted) in active markets for identical assets or liabilities that the Fund can access at the measurement date;

Level 2 Inputs: inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly including inputs in markets that are not considered to be active or in active markets for similar assets or liabilities, observable inputs other than quoted prices and inputs that are not directly observable but are corroborated by observable market data;

Level 3 Inputs: unobservable inputs for the asset or liability.

Inputs are used in applying the various valuation techniques and broadly refer to the assumptions that market participants use to make valuation decisions, including assumptions about risk. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Adviser. The Adviser considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The categorization of a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Adviser’s perceived risk of that instrument.

Stone Ridge Funds	Semi-Annual Report	April 30, 2018

Notes to Consolidated Financial Statements	April 30, 2018 (Unaudited)

Transfers between levels are recognized at the end of the reporting period. There were transfers between level 2 and 3 during the reporting period. The transfers from level 3 to level 2 occurred because observable broker quotes became available for securities that the Adviser Valuation Committee had previously fair valued, and the transfers from level 2 to level 3 occurred because securities that were previously valued using observable transactions were fair valued using an indicative bid. The following table summarizes the inputs used to value the Fund’s investments as of April 30, 2018:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets
Event-Linked Bonds
China	$—	$—	$2,930,063	$2,930,063
Global	—	213,016,602	63,284,502	276,301,104
Japan	—	17,854,690	—	17,854,690
United States	—	321,496,802	7,927,071	329,423,873
Total Event-Linked Bonds	—	552,368,094	74,141,636	626,509,730
Participation Notes (1)	—	—	478,261,384	478,261,384
Preference Shares
Global	—	—	4,158,338,848	4,158,338,848
United States	—	—	189,539,861	189,539,861
Total Preference Shares	—	—	4,347,878,709	4,347,878,709
Private Fund Units (1)	—	—	288,334,275	288,334,275
Limited Liability Partnership (1)	—	—	6,385,948	6,385,948
Money Market Funds	155,083,943	—	—	155,083,943

Total Assets	$155,083,943	$552,368,094	$5,195,001,952	$5,902,453,989
Other Financial Instruments*
Unrealized appreciation on futures contracts	$1,387,508	$—	$—	$1,387,508
Unrealized appreciation on swap contracts	—	—	44,444	44,444

Total	$1,387,508	$—	$44,444	$1,431,952

*	Other financial instruments are derivatives, such as futures and swap contracts. These instruments are reflected at the unrealized appreciation (depreciation) on the instrument.
(1)	For further security characteristics, see the Fund’s Consolidated Schedule of Investments.

Below is a reconciliation that details the activity of securities in Level 3 during the period ended April 30, 2018:

	EVENT- LINKED BONDS	PARTICIPATION NOTES	PREFERENCE SHARES	PRIVATE FUND UNITS	LIMITED LIABILITY PARTNERSHIP	SWAP CONTRACTS
Beginning Balance—November 1, 2017	$119,014,076	$405,060,652	$3,134,437,713	$209,992,690	$53,136	$47,222
Acquisitions	24,045,842	299,566,845	1,401,706,514	144,000,000	1,333,901	—
Dispositions	(6,173,349)	(185,933,949)	(127,884,882)	(44,121,845)	—	—
Realized gains	(4,139,782)	8,899,818	(15,283,291)	(9,467,978)	—	—
Return of capital	(64,800,712)	(20,772,167)	(159,346,374)	—	—	—
Change in unrealized appreciation/ (depreciation)	7,902,735	(28,559,815)	(10,802,805)	(12,068,592)	4,998,911	(2,778)
Transfers in/(out) of Level 3	(1,707,174)	—	125,051,834	—	—	—
Ending Balance—April 30, 2018	$74,141,636	$478,261,384	$4,347,878,709	$288,334,275	$6,385,948	$44,444

As of April 30, 2018, the change in unrealized appreciation (depreciation) on positions still held in the Fund was $3,766,559 for Event-Linked Bonds, $(20,207,221) for Participation Notes, $(8,082,105) for Preference Shares, $(12,068,592) for Private Fund Units, $4,998,911 for Limited Liability Partnerships, and $(2,778) for Swap Contracts.

Unobservable inputs included original transaction price, losses from severe weather events, other natural and non-natural catastrophes and insurance and reinsurance premiums. Significant decreases in premiums or increases in

Stone Ridge Funds	Semi-Annual Report	April 30, 2018

Notes to Consolidated Financial Statements	April 30, 2018 (Unaudited)

losses related to severe weather or other natural and non-natural catastrophes in isolation would result in a significantly lower fair value measurement. Participation notes, preference shares, and private fund units are monitored daily for significant events that could affect the value of the instruments.

The following table summarizes the quantitative inputs used for investments categorized as Level 3 of the fair value hierarchy as of April 30, 2018:

TYPE OF SECURITY	INDUSTRY	FAIR VALUE AT 4/30/2018	VALUATION TECHNIQUES	UNOBSERVABLE INPUTS	RANGE	WEIGHTED AVERAGE
Event-Linked Bonds	Financial Services	$ 44,288,984	Insurance industry loss model	Estimated losses: Estimated premiums earned:	$0.1MM-$8.2MM $0.4MM-$9.1MM	$3.7MM $2.5MM

Participation Notes	Financial Services	$ 298,549,970	Insurance industry loss model	Estimated losses: Estimated premiums earned:	$0.0MM-$31.9MM $0.0MM-$28.8MM	$9.1MM $11.8MM

Preference Shares	Financial Services	$3,786,702,345	Insurance industry loss model	Estimated losses: Estimated premiums earned:	$0.0MM-$124.6MM $0.0MM-$208.9MM	$27.1MM $46.9MM

Private Fund Units	Financial Services	$ 288,334,275	Insurance industry loss model	Estimated losses: Estimated premiums earned:	$0.0MM-$54.4MM $9.1MM-$31.5MM	$26.2MM $26.2MM

The Level 3 securities listed above were fair valued by the Adviser Valuation Committee. Other Level 3 securities not listed above were fair valued by the Adviser Valuation Committee or priced using an indicative bid and have a value equal to $29,852,652 for Event-Linked Bonds, $179,711,414 for Participation Notes, $561,176,364 for Preference Shares, $0 for Private Fund Units, $6,385,948 for Limited Liability Partnership and $44,444 for Swap Contracts.

Derivative Transactions — The Fund engaged in derivatives for hedging and speculative purposes during the period ended April 30, 2018. The use of derivatives included futures and swap contracts.

Futures Contracts — The Fund may purchase and sell futures contracts and has held futures contracts during the period ended April 30, 2018. The Fund uses futures contracts to hedge interest rate and foreign exchange rate exposure. With futures, there is minimal counterparty credit risk to the Fund since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Upon entering into a contract, the Fund deposits and maintains as collateral, an initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker, an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains and losses. Variation margin is settled daily. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. In connection with physically-settled futures contracts, the Fund is required under the 1940 Act to maintain assets consisting of cash, cash equivalents or liquid securities. The amount of the segregated assets is required to be adjusted daily to reflect the market value of the purchase obligation for long futures contracts or the market value of the instrument underlying the contract, but not less than the market price at which the futures contract was established, for short futures contracts. The average notional amount of futures contracts during the period ended April 30, 2018, was $0 for long contracts and $50,796,847 for short contracts.

Options — The Fund may purchase and write call or put options on securities and indices and enter into related closing transactions. The Fund did not write call or put options during the period ended April 30, 2018. The Fund writes put and call options to earn premium income. With options, there is minimal counterparty credit risk to the Fund since options are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded options, guarantees the options against default. OTC options are customized agreements between the parties. With OTC options, there is no clearinghouse guarantee against default, thus OTC options are subject to the risk that the counterparty will not fulfill its obligations under the contract.

Stone Ridge Funds	Semi-Annual Report	April 30, 2018

Notes to Consolidated Financial Statements	April 30, 2018 (Unaudited)

As the writer of a call option, the Fund has the obligation to sell the security at the exercise price during the exercise period. As a writer of a put option, the Fund has the obligation to buy the underlying security at the exercise price during the exercise period. The premium that the Fund pays when purchasing a call option or receives when writing a call option will reflect, among other things, the market price of the security, the relationship of the exercise price to the market price of the security, the relationship of the exercise price to the volatility of the security, the length of the option period and supply and demand factors. The premium is the market value of the option.

A purchaser (holder) of a put option pays a non-refundable premium to the seller (writer) of a put option to obtain the right to sell a specified amount of a security at a fixed price (the exercise price) during a specified period (the exercise period). Conversely, the seller (writer) of a put option, upon payment by the holder of the premium, has the obligation to buy the security from the holder of the put option at the exercise price during the exercise period. When an option is exercised, the premium originally received decreases the cost basis of the underlying security (or increases the proceeds on the security sold short) and the Fund realizes a gain or loss from the sale of the security (or closing of the short sale).

Options on indices (including weather indices) are similar to options on securities, except that upon exercise index options require cash payments and do not involve the actual purchase or sale of securities.

Excess Mortality Swaps — The Fund entered into excess mortality swaps in order to gain exposure to reinsurance-related risks tied to population mortality experience. In an excess mortality swap, the protection buyer pays periodic premiums in exchange for a potential payment from the seller of protection if the specified mortality index exceeds a set value during an agreed upon period. During the period ended, April 30, 2018 the average notional amount of excess mortality swaps was $100,000,000 for contracts in which the Fund sold protection and is collateralized by event-linked bonds.

The table below reflects the values of derivative assets as reflected in the Consolidated Statement of Assets and Liabilities.

	ASSET DERIVATIVES
	CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES LOCATION	FAIR VALUE
Futures
Foreign exchange contracts	Net assets—Unrealized appreciation*	$1,380,494
Interest rate contracts	Net assets—Unrealized appreciation*	7,014

Swaps
Excess mortality contracts	Unrealized appreciation on swap contracts**	44,444

Total		$1,431,952

*	Reflects cumulative unrealized appreciation of futures contracts as reported in the Consolidated Schedule of Investments.
**	Reflects cumulative unrealized appreciation of swap contracts as reported in the Consolidated Schedule of Investments.

The table below reflects the effect of derivative instruments on the Consolidated Statement of Operations for the period ended April 30, 2018.

AMOUNT OF REALIZED GAIN OR (LOSS) ON DERIVATIVES TRANSACTIONS
	FUTURES CONTRACTS	SWAP CONTRACTS	TOTAL
Foreign exchange contracts	$(718,395)	$—	$(718,395)
Interest rate contracts	45,218	—	45,218
Excess mortality contracts	—	505,556	505,556

	$(673,177)	$505,556	$(167,621)

CHANGE IN UNREALIZED DEPRECIATION ON DERIVATIVES TRANSACTIONS
	FUTURES CONTRACTS	SWAP CONTRACTS	TOTAL
Foreign exchange contracts	$(151,556)	$—	$(151,556)
Interest rate contracts	(6,780)	—	(6,780)
Excess mortality contracts	—	(2,778)	(2,778)

	$(158,336)	$(2,778)	$(161,114)

Stone Ridge Funds	Semi-Annual Report	April 30, 2018

Notes to Consolidated Financial Statements	April 30, 2018 (Unaudited)

(b) Use of Estimates The preparation of the consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(c) Offsetting on the Consolidated Statement of Assets and Liabilities Accounting Standards Update No. 2011-11 “Disclosures about Offsetting Assets and Liabilities” (“ASU 2011-11”) intended to help investors and other financial statement users better assess the effect or potential effect of offsetting arrangements on a fund’s financial position. ASU 2011-11 requires entities to disclose both gross and net information about both instruments and transactions eligible for offset on the Consolidated Statement of Assets and Liabilities, and disclose instruments and transactions subject to master netting or similar agreements. In addition, in January 2013, the FASB issued Accounting Standards Update No. 2013-1 “Clarifying the Scope of Offsetting Assets and Liabilities” (“ASU 2013-1”), specifying exactly which transactions are subject to offsetting disclosures. The scope of the disclosure requirement is limited to derivative instruments, repurchase agreements and reverse repurchase agreements, and securities lending transactions. The International Swap and Derivative Association (“ISDA”) agreements specify collateral posting arrangements. Under the agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under an agreement with a counterparty in a given account exceeds a specified threshold.

As of April 30, 2018, the Fund is not subject to any Master Netting Arrangements.

(d) Indemnifications In the normal course of business the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements cannot be known; however, the Fund expects any risk of loss to be remote.

(e) Federal Income Taxes The Fund intends to qualify as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended. If so qualified, the Fund will not be subject to federal income tax to the extent it distributes substantially all of its net investment income and capital gains to shareholders. Therefore, no federal income tax provision is required.

(f) Event-Linked Bonds Event-linked bonds are variable rate debt securities for which the return of principal and payment of interest are contingent on the non-occurrence of a specified trigger event(s) that leads to economic and/or human loss, such as an earthquake of a particular magnitude or a hurricane of a specific category. The most common type of event-linked bonds is known as “catastrophe” or “CAT” bonds. In most cases, the trigger event(s) will not be deemed to have occurred unless the event(s) happened in a particular geographic area and was of a certain magnitude (based on independent scientific readings) and/or caused a certain amount of actual or modeled loss. If the trigger event(s) occurs prior to a bond’s maturity, the Fund may lose all or a portion of its principal and forgo additional interest. In this regard, event-linked bonds typically have a special condition that states that if the sponsor suffers a loss from a particular pre-defined catastrophe or other event that results in physical and/or economic loss, then the issuer’s obligation to pay interest and/or repay the principal is either deferred or completely forgiven. For example, if the Fund holds a bond that covers a sponsor’s losses due to a hurricane with a “trigger” at $1 billion and a hurricane hits causing $1 billion or more in losses to such sponsor, then the Fund will lose all or a portion of its principal invested in the bond and forgo any future interest payments. If the trigger event(s) does not occur, the Fund will recover its principal plus interest. Interest typically accrues and is paid on a quarterly basis for the specified duration of the bond, as long as the trigger event(s) does not occur. Although principal typically is repaid only on the maturity date, it may be repaid in installments, depending on the terms of the bond, as long as the trigger event(s) does not occur. The Fund may invest in event-linked bonds directly or indirectly through certain derivative instruments. The Fund may pursue other types of event-linked derivative strategies using derivative instruments that are typically contingent, or formulaically related to defined trigger events. Trigger events may include hurricanes, earthquakes and weather-related phenomena, non-natural catastrophes, such as plane crashes, or other events resulting in a specified level of physical or economic loss, such as mortality or longevity.

(g) Quota Share Notes Investments in Quota Share Notes provide exposure to a form of proportional reinsurance in which an investor participates in the premiums and losses of a reinsurer’s portfolio according to a pre-defined

Stone Ridge Funds	Semi-Annual Report	April 30, 2018

Notes to Consolidated Financial Statements	April 30, 2018 (Unaudited)

percentage. For example, under a 20% quota-share agreement, a special purpose vehicle (“SPV”) would obtain 20% of all premiums of the subject portfolio while being responsible for 20% of all claims, and the Fund, as holder of a Quota Share Note issued by the SPV, would be entitled to its pro rata share of the premiums received by the SPV and would be responsible for its pro rata share of the claims up to the total amount invested.

(h) Excess of Loss Notes Excess of Loss Notes provide exposure to a form of reinsurance pursuant to which one party (typically an insurer or reinsurer) purchases protection against losses that exceed a specified threshold up to a set limit. For example, under such an arrangement, an insurer may have a book of business with $6 billion of total risk in respect of large, catastrophic losses. The insurer can purchase per-occurrence excess-of-loss reinsurance protection from an SPV for 40% of single-event losses the insurer suffers between $4 billion and $5 billion by paying the SPV a fixed premium. In this example, if the insurer suffered a loss of $5 billion due to one event, it would cover the first $4 billion itself (the amount it retained) and file a reinsurance claim with the SPV to pay 40% of the further $1 billion in losses (i.e., $400 million) and pay the remaining $600 million itself. If the insurer had losses of $6 billion, it would cover the first $4 billion itself, look to the SPV to pay 40% of $1 billion (again paying the $600 million itself) and would further retain the obligation to pay the additional $1 billion that exceeds the reinsurance coverage. The “trigger” for this type of reinsurance contract would be losses in excess of the specified amount.

(i) ILW Notes ILW Notes provide exposure to a transaction through which one party (typically, an insurance company or reinsurance company, or a reinsurance-related asset manager) purchases protection based on the total loss arising from a catastrophic event to the entire insurance industry rather than the losses of any particular insurer. For example, the buyer of a “$100 million limit U.S. Wind ILW attaching at $20 billion” will pay an upfront premium to a protection writer (i.e., the reinsurer or an SPV) and in return will receive $100 million if total losses to the insurance industry from a single U.S. hurricane exceed $20 billion. The industry loss ($20 billion in this case) is often referred to as the “trigger” and is reported by an independent third party after an event has occurred. The amount of protection offered by the contract ($100 million in this case) is referred to as the “limit.” ILW Notes could also provide exposure to transactions linked to an index not linked to insurance industry losses, such as wind speed or earthquake magnitude and location. The Fund, as holder of an ILW Note, would be entitled to a return linked to the premium paid by the sponsor and the occurrence or non-occurrence of the trigger event.

(j) Distributions to Shareholders The Fund intends to distribute to its shareholders any net investment income and any net realized long- or short-term capital gains, if any, at least annually. Distributions are recorded on the ex-dividend date. The Fund may periodically make reclassifications among certain of its capital accounts as a result of the characterization of certain income and realized gains determined annually in accordance with federal tax regulations that may differ from GAAP.

(k) Foreign Securities and Currency Transactions The Fund’s books and records are maintained in U.S. dollars. Foreign currency denominated transactions (i.e. market value of investment securities, assets and liabilities, purchases and sales of investment securities, and income and expenses) are translated into U.S. dollars at the current rate of exchange. The Fund does not isolate that portion of results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held.

The Fund may invest in reinsurance-related securities issued by foreign sovereigns and foreign entities that are corporations, partnerships, trusts or other types of business entities. Because the majority of reinsurance-related security issuers are domiciled outside the United States, the Fund will normally invest significant amounts of its assets in non-U.S. entities. Accordingly, the Fund may invest without limitation in securities issued by non-U.S. entities, including those in emerging market countries. Certain SPVs in which the Fund invests may be sponsored by non-U.S. insurers that are not subject to the same regulation as that to which U.S. insurers are subject. Such SPVs may pose a greater risk of loss, for example due to less stringent underwriting and/or risk-retention requirements. The Fund’s investments will consist partially of event-linked bonds, Quota Share Notes, Excess of Loss Notes and ILW Notes that provide the Fund with contractual rights under the terms of the bond issuance. While the contractual rights of such instruments are similar whether they are issued by a U.S. issuer or a non-U.S. issuer, there may be certain additional risks associated with non-U.S. issuers. For example, foreign issuers could be affected by factors not present in the United States, including expropriation, confiscatory taxation, lack of uniform accounting and auditing standards, less publicly available financial and other information, potential difficulties in enforcing contractual obligations, and increased costs to enforce applicable contractual obligations outside the United States. Fluctuations in foreign currency exchange rates and

Stone Ridge Funds	Semi-Annual Report	April 30, 2018

Notes to Consolidated Financial Statements	April 30, 2018 (Unaudited)

exchange controls may adversely affect the market value of the Fund’s investments in foreign securities. Settlements of securities transactions in foreign countries are subject to risk of loss, may be delayed and are generally less frequent than in the United States, which could affect the liquidity of the Fund’s assets.

(l) Other Investment transactions are recorded on the trade date. Dividend income, less any foreign tax withheld, is recognized on the ex-dividend date and interest income is recognized on an accrual basis, including amortization/accretion of premiums or discounts. Discounts and premiums on securities purchased are amortized over the lives of the respective securities using the constant yield method.

(m) Restricted Securities The Fund may invest a substantial portion of its assets in securities that are restricted, but eligible for purchase and sale by certain qualified institutional buyers, as defined in Rule 144A under the Securities Act of 1933, as amended, as well as other restricted securities. Restricted securities may be resold in transactions that are exempt from registration under Federal securities laws or if the securities are publicly registered. Restricted securities may be deemed illiquid.

3. Federal Tax Matters

Provisions for federal income taxes or excise taxes have not been made since the Fund intends to be taxed as a Regulated Investment Company and intends to distribute substantially all taxable income to shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to Regulated Investment Companies. Distributions from net realized gains for book purposes may include short-term capital gains which are included as ordinary income to shareholders for tax purposes. Additionally, GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. The reclassifications have no effect on net assets or NAV per share.

For the year ended October 31, 2017, the effect of permanent “book/tax” reclassifications resulted in increases and decreases to components of the Fund’s net assets as follows:

	UNDISTRIBUTED NET INVESTMENT INCOME	ACCUMULATED NET REALIZED LOSS	PAID IN CAPITAL
Reinsurance Risk Premium Interval Fund	$17,918,367	$(11,250,225)	$(6,668,142)

These differences primarily relate to foreign currency gains (losses), investments in passive foreign investment companies (“PFICs”), income from the Subsidiaries, and net operating losses.

As of October 31, 2017, the components of accumulated earnings (losses) for income tax purposes were as follows:

Tax cost of investments	$5,798,972,308
Unrealized appreciation	139,745,652
Unrealized depreciation	(598,041,626)
Net unrealized depreciation	(458,295,974)
Undistributed ordinary income	—
Undistributed long-term gains/(capital loss carryover)	4,558,491
Total distributable earnings	4,558,491
Other temporary differences	4,920,357
Total accumulated losses	$(448,817,126)

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to mark-to-market adjustments on PFICs investment in subsidiary and difference in amortization of interest income between book and tax.

Stone Ridge Funds	Semi-Annual Report	April 30, 2018

Notes to Consolidated Financial Statements	April 30, 2018 (Unaudited)

The tax character of distributions paid during the year ended October 31, 2017 was as follows:

	ORDINARY INCOME	LONG-TERM CAPITAL GAIN	RETURN OF CAPITAL	TOTAL
Reinsurance Risk Premium Interval Fund	$195,862,322	$—	$—	$195,862,322

The tax character of distributions paid during the year ended October 31, 2016 was as follows:

	ORDINARY INCOME	LONG-TERM CAPITAL GAIN	RETURN OF CAPITAL	TOTAL
Reinsurance Risk Premium Interval Fund	$180,926,051	$—	$—	$180,926,051

There is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on the tax return for the fiscal year ended October 31, 2017 or for any other tax years which are open for exam. As of October 31, 2017 open tax years include the years ended October 31, 2015, 2016 and 2017. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Consolidated Statement of Operations. During the year, the Fund did not incur any interest or penalties.

4. Agreements

(a) Investment Management Agreement The Adviser is the investment adviser of the Fund and was organized as a Delaware limited liability company in 2012. The Adviser’s primary business is to provide a variety of investment management services, including an investment program for the Fund.

As compensation for its services, the Adviser is paid by the Fund a fee, computed daily and paid monthly in arrears at the annual rate of 2.00% of the Fund’s average daily net assets.

(b) Custodian, Administrator, and Transfer Agent The custodian to the Fund is U.S. Bank, N.A. The administrator and transfer agent to the Fund is U.S. Bancorp Fund Services, LLC, an affiliate of U.S. Bank, N.A.

(c) Distributor ALPS Distributors, Inc. (the “Distributor”) serves as the Fund’s distributor. Prior to August 14, 2017, Quasar Distributors, LLC served as the Fund’s distributor.

5. Services Agreement

Servicing fees and distribution fees may be paid pursuant to a Distribution and Servicing Plan dated as of March 1, 2018 at the maximum annual rate of 0.05% and servicing fees may be paid pursuant to an amended and restated Services Agreement between the Fund and the Adviser dated as of March 1, 2018, under which the Fund has appointed the Adviser as “servicing agent” to compensate financial intermediaries at an annual rate of 0.05%, in each case, calculated as a percentage of the Fund’s average daily net assets. (Under the prior Services Agreement, the servicing fees were paid at an annual rate of 0.10% of the Fund’s average daily net assets.) These fees are paid out of the Fund’s assets on an ongoing basis and may be administered or facilitated by the Distributor. Some intermediaries may receive payments pursuant to both the Distribution and Servicing Plan and the Services Agreement. The Adviser performs certain services and incurs certain expenses through its employees who are registered representatives of a broker-dealer with respect to the promotion of the Fund’s Shares and the Adviser also performs certain services in connection with the servicing of shareholders. If amounts remain from the servicing fees and/or any distribution fees after the intermediaries have been paid, such amounts may be used to compensate the Adviser for the services it provides and for the expenses it bears. The Distributor does not retain any portion of any servicing fees or distribution fees. To the extent that there are expenses associated with shareholder services that exceed the amounts payable pursuant to the Services Agreement or the Distribution and Servicing Plan, the Fund will bear such expenses.

6. Related Parties

Certain officers of the Trust are also employees of the Adviser. The Officers, with the exception of a portion of the Chief Compliance Officer’s salary, are not compensated by the Trust.

Stone Ridge Funds	Semi-Annual Report	April 30, 2018

Notes to Consolidated Financial Statements	April 30, 2018 (Unaudited)

7. Investment Transactions

For the period ended April 30, 2018, aggregate purchases and sales of securities (excluding short-term securities) by the Fund were $1,921,934,841 and $705,011,216, respectively. The Fund did not have any purchases or sales of long-term U.S. government securities during the period ended April 30, 2018.

8. Capital Share Transactions

	PERIOD ENDED APRIL 30, 2018	YEAR ENDED OCTOBER 31, 2017
Shares sold	176,503,823	255,680,754
Shares issued to holders in reinvestment of dividends	428,412	16,112,381
Shares redeemed	(55,697,792)	(51,755,906)
Net increase in shares	121,234,443	220,037,229
Shares outstanding:
Beginning of period	546,509,999	326,472,770
End of period	667,744,442	546,509,999

The shares repurchased were done so in accordance with Section 23(c) of the 1940 Act as follows:

Repurchase Request Deadline	REPURCHASE OFFER AMOUNT (SHARES)	SHARES TENDERED
November 10, 2017	27,378,884	26,370,178
February 9, 2018	32,385,562	29,223,933

9. Line of Credit

As of April 30, 2018, the Fund together with the Stone Ridge All Asset Variance Risk Premium Fund, had an uncommitted line of credit (the “Line”) with U.S. Bank N.A. The Line is for temporary emergency or extraordinary purposes, including the meeting of redemption requests that might otherwise require the untimely disposition of securities. Borrowings under the Line must be secured by Fund assets and the Line has a maximum withdrawal capacity of the lesser of 10% of the net market value of the sum of the collateral pledged to U.S. Bank N.A. and the unencumbered assets of the Fund or $350,000,000 (the “Maximum Line”) less any loans outstanding with the Stone Ridge All Asset Variance Risk Premium Fund. The Line has a one-year term which runs through October 31, 2018 and is reviewed annually by the Board of Trustees. During the period ended April 30, 2018, the Fund’s maximum borrowing was $336,000,000 and average borrowing was $68,839,779. This borrowing resulted in interest expenses of $1,155,611 at a weighted average interest rate of 3.41%. This amount is included in Interest Expense on the Fund’s Consolidated Statement of Operations. As of April 30, 2018 the Fund did not have an outstanding loan balance.

10. Subsequent Events Evaluation

In preparing these consolidated financial statements, the Fund has evaluated events and transactions for potential recognition or disclosure resulting from subsequent events through the date the consolidated financial statements were available to be issued. This evaluation did not result in any subsequent events that necessitated disclosures and/or adjustments.

Stone Ridge Funds	Semi-Annual Report	April 30, 2018

Expense Example (Unaudited)

As a shareholder of the Fund, you incur ongoing costs, including investment advisory fees, distribution and/or shareholder servicing fees and other Fund expenses, which are indirectly paid by shareholders. This example is intended to help you understand your ongoing costs (in U.S. dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2017 through April 30, 2018.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. However, the table does not include shareholder specific fees, such as the $15.00 fee charged for wire redemptions by the Fund’s transfer agent. The table also does not include portfolio trading commissions and related trading costs. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example For Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the actual expense ratios of the Fund and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other fund. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relevant total cost of owning different funds.

	BEGINNING ACCOUNT VALUE NOVEMBER 1, 2017	ENDING ACCOUNT VALUE APRIL 30, 2018	EXPENSES PAID DURING PERIOD* NOVEMBER 1, 2017 – APRIL 30, 2018
Actual	$1,000.00	$989.00	$11.24
Hypothetical (5% annual return before expenses)	$1,000.00	$1,013.49	$11.38

*	Expenses are equal to the Fund’s annualized six-month expense ratio of 2.28%, multiplied by the average account value over the period, multiplied by 181/365 to reflect the partial year period.

Stone Ridge Funds	Semi-Annual Report	April 30, 2018

Additional Information (Unaudited)

1. Shareholder Notification of Federal Tax Status

For the fiscal year ended October 31, 2017, certain dividends paid by the Fund may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

PERCENTAGES
Reinsurance Risk Premium Interval Fund	0.00%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended October 31, 2017 was as follows:

PERCENTAGES
Reinsurance Risk Premium Interval Fund	0.00%

The percentage of taxable ordinary income distributions that are designated as interest related dividends under Internal Revenue Code Section 871(k)(1)(C) was as follows:

PERCENTAGES
Reinsurance Risk Premium Interval Fund	0.00%

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Code Section 871(k)(2)(C) was as follows:

PERCENTAGES
Reinsurance Risk Premium Interval Fund	0.00%

Shareholders should not use the above information to prepare their tax returns. Since the Fund’s fiscal year is not the calendar year, another notification is available with respect to calendar year 2017. Such notification, which reflects the amount to be used by calendar year taxpayers on their Federal income tax returns, was made in conjunction with Form 1099-DIV and is available on the Fund’s website, www.stoneridgefunds.com. Shareholders are advised to consult their own tax advisors with respect to the tax consequences of their investment in the Fund.

2. Availability of Quarterly Portfolio Holdings Schedules

The Fund is required to file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available without charge, upon request on the SEC’s website, www.sec.gov or by calling 1.855.609.3680. You may also obtain copies at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1.800.SEC.0330.

3. Proxy Voting Policies and Procedures and Proxy Voting Record

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge by calling 1.855.609.3680 and on the SEC’s website, www.sec.gov. The Fund is required to file how it voted proxies related to portfolio securities during the most recent 12-month period ended June 30. The information is available without charge, upon request by calling 1.855.609.3680 and on the SEC’s website, www.sec.gov.

Stone Ridge Funds	Semi-Annual Report	April 30, 2018

Investment Adviser

Stone Ridge Asset Management LLC

510 Madison Avenue, 21st Floor

New York, NY 10022

Independent Registered Public Accounting Firm

Ernst & Young LLP

220 South 6th Street

Minneapolis, MN 55402

Legal Counsel

Ropes & Gray LLP

Prudential Tower

800 Boylston Street

Boston, MA 02199

Custodian

U.S. Bank, N.A.

1555 North RiverCenter Drive, Suite 302

Milwaukee, WI 53212

Distributor

ALPS Distributors, Inc.

1290 Broadway #1100

Denver, CO 80203

Administrator, Transfer Agent and Dividend Disbursing Agent

U.S. Bancorp Fund Services, LLC

615 East Michigan Street

Milwaukee, WI 53202

Stone Ridge Funds P.O. Box 701 Milwaukee, WI 53201-0701 855-609-3680 www.stoneridgefunds.com	YQSEMI

Item 2.	Code of Ethics.

Not applicable for semi-annual reports.

Item 3.	Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4.	Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6.	Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not Applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semi-annual reports.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11.	Controls and Procedures.

(a)	The Registrant’s President and Treasurer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service providers.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

The registrant did not engage in securities lending activities during the fiscal period reported on this Form N-CSR.

Item 13.	Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to previous Form N-CSR filing.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Stone Ridge Trust II

By (Signature and Title)*   /s/ Ross Stevens

Ross Stevens, President, Chief Executive Officer and

Principal Executive Officer

Date 7/3/18

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*   /s/ Ross Stevens

Ross Stevens, President, Chief Executive Officer and

Principal Executive Officer

Date 7/3/18

By (Signature and Title)*   /s/ Anthony Zuco

Anthony Zuco, Treasurer, Principal Financial Officer, Chief

Financial Officer and Chief Accounting Officer

Date 7/3/18

*	Print the name and title of each signing officer under his or her signature.